(Columbia Corporate Income Fund)
COLUMBIA FUNDS SERIES TRUST I Columbia Corporate Income Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's Prospectuses dated August 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the Barclays Capital U.S. Credit Bond Index to the Barclays Capital U.S. Corporate Index. Effective on April 1, 2012, the Fund will also change its Blended Benchmark from a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index to a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be hereby revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and its former benchmark, the Barclays Capital U.S. Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

The table also compares the Fund's returns to a new Blended Benchmark, which is a weighted custom composite, established by the Adviser, consisting of a 85% weighting in the Barclays Capital U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Adviser believes that it is more representative of the investment approach used by the Fund.

The following lines are added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Corporate Income Fund - Performance Information":

Average Annual Total Returns (Columbia Corporate Income Fund)	1 Year	5 Years	10 Years
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	9.92%	6.50%	6.96%